Goodwill and Intangible Assets, net	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net
6.
Goodwill and Intangible Assets, net

Identifiable intangible assets, net consist of the following:

	As of September 30,			As of December 31,
	2024			2023
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Internal-use software	$6,248	$(5,386)	$862	$6,248	$(3,994)	$2,254
Developed technology	1,500	(164)	1,336	—	—	—
Customer related	4,400	(310)	4,090	—	—	—
Trademark and trade name	800	(60)	740	—	—	—
Content	200	(44)	156	—	—	—
Total identifiable intangible assets	$13,148	$(5,964)	$7,184	$6,248	$(3,994)	$2,254

Amortization expense amounted to $0.6 million and $0.5 million for each of the three months ended September 30, 2024 and 2023, respectively. Amortization expense amounted to $2.0 million and $1.5 million for each of the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024 and 2023, there was no intangible asset impairment.

As of September 30, 2024, estimated annual amortization expense for each of the next five fiscal years is as follows:

2024 (remaining)	481
2025	1,389
2026	815
2027	648
2028	582
Thereafter	3,269
Total	$7,184

Total goodwill of $13.5 million and intangible assets of $6.9 million were acquired in the Acquisition and were recorded at fair value on the acquisition date. As of September 30, 2024, there was no goodwill impairment. Refer to Note 21. Acquisitions for more information.

Changes in goodwill for the nine months ended September 30, 2024 are as follows:

(in thousands)	CLMBR, Inc.
Balance as of December 31, 2023	$—
Goodwill acquired	13,165
Purchase accounting adjustments to goodwill	354
Balance as of September 30, 2024	$13,519